Fair Value Hierarchy Investments Held by Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	$ 177.1	$ 168.5
Equity Funds [Member] | Large Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	46.9	38.5
Equity Funds [Member] | Mid Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.7	11.1
Equity Funds [Member] | Small Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.8	11.0
Equity Funds [Member] | International Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	22.8	22.0
Equity Funds [Member] | Emerging Markets Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	9.3	10.3
Fixed Income Funds [Member] | Investment Grade Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	6.9	8.3
Fixed Income Funds [Member] | Corporate Bond Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.3	13.6
Fixed Income Funds [Member] | Group Annuity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	50.4	53.7
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	126.7	114.8
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | Large Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	46.9	38.5
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | Mid Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.7	11.1
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | Small Cap Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.8	11.0
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | International Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	22.8	22.0
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | Emerging Markets Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	9.3	10.3
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member] | Investment Grade Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	6.9	8.3
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member] | Corporate Bond Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	13.3	13.6
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	50.4	53.7
Fair Value, Inputs, Level 3 [Member] | Fixed Income Funds [Member] | Group Annuity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bond funds	$ 50.4	$ 53.7